Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 was as follows:
	As of December 31,
	2021	2022
	RMB	RMB	US$
Operating lease right-of-use assets, net	25,666	19,250	2,791
Operating lease liabilities, current	4,315	1,696	246
Operating lease liabilities, non-current	3,665	4,789	694
Weighted average remaining lease terms	2.36 years	3.79 years
Weighted average discount rate	4.75%	4.41%

Schedule of Cash Flow Information	Cash flow information related to leases consists of the following:
	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	8,538	6,603	957
Derecognition of right-of use-assets	-	7,408	1,074
Derecognition of lease liabilities	-	5,658	820

Schedule of Amortization of Right-of-Use Assets	Amortization of right-of-use assets:
As of December 31, 2022
RMB
FY2023	1,948
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	621
FY2029	290
FY2030	145
Total future lease payment	7,316
less: imputed interest	831
Represent value of future lease payments(1)	6,485

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,696 (US$246) and RMB4,789 (US$694) for the year ended December 31, 2022, respectively.